Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 28, 2026	Mar. 29, 2025	Mar. 30, 2024	Mar. 25, 2023	Mar. 26, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table sets forth the compensation for our principal executive officer (the “PEO”) and the average compensation for our other NEOs (“non-PEO NEOs”), both as reported in the Summary Compensation Table in this proxy statement and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under the SEC’s pay versus performance disclosure rules, for each of the past five fiscal years. For further information concerning our pay-for-performance philosophy and how we align executive compensation with our financial performance, refer to the Compensation Discussion and Analysis section in this proxy statement.

Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation “Actually Paid” to PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(3)	Average Compensation “Actually Paid” to non- PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income(7)	Company Selected Measure: Adjusted EBITDA(8)
					Company TSR(5)	Peer Group TSR(6)
2026	$5,862,200	$4,736,089	$1,454,512	$1,326,496	$149.65	$85.97	$5,376	$48,739
2025	$1,815,360	$103,862	$668,872	$225,781	$151.69	$87.72	$14,515	$39,733
2024	$2,440,460	$2,206,568	$838,329	$826,706	$227.04	$109.58	$13,647	$38,613
2023	$1,444,134	$1,422,311	$603,803	$600,973	$182.13	$105.15	$10,688	$30,421
2022	$1,353,485	$1,512,100	$597,959	$498,629	$165.32	$117.53	$11,380	$26,307

(1)	Reflects compensation for Lee D. Rudow, our former CEO, for the applicable fiscal year as reported in the Summary Compensation Table for the applicable year.
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid,” or CAP, to the PEO in the applicable fiscal year, as computed in accordance with the SEC’s pay versus performance disclosure rules. The dollar amounts do not necessarily reflect the actual amount of compensation earned by or paid to the PEO during the applicable fiscal year. The following table provides additional information as to the amounts deducted from and added to the Summary Compensation Table Total for the PEO pursuant to the SEC’s rules to determine CAP to the PEO:

Fiscal 2026
Summary Compensation Table Total for PEO	$5,862,200
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in Summary Compensation Table Total for the covered fiscal year	$(4,613,932)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	3,891,504
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(435,080)
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	297,190
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(265,793)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—
Add: Change in incremental fair value of awards modified during the covered fiscal year	—
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the Summary Compensation Table Total for the covered fiscal year	—
Compensation “Actually Paid” to PEO	$4,736,089

(3)
Reflects the average compensation for the non-PEO NEOs in each applicable fiscal year based on compensation amounts reported in the Summary Compensation Table for the applicable fiscal year. The following table shows the executives who are included as non-PEO NEOs.

Executive	2022	2023	2024	2025	2026
Thomas L. Barbato		X	X	X	X
Theresa A. Conroy		X	X	X	X
Michael J. Haddad				X	X
Michael W. West				X	X
Mark A. Doheny	X	X	X
James M. Jenkins	X	X	X

(4)
The dollar amounts reported in this column represent the average amount of CAP to the non-PEO NEOs in the applicable fiscal year, as computed in accordance with the SEC’s pay versus performance disclosure rules. The dollar amounts do not necessarily reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs during the applicable fiscal year. The following table provides additional information as to the amounts deducted from and added to the Average Summary Compensation Table Total for non-PEO NEOs pursuant to the SEC’s rules to determine Average CAP to non-PEO NEOs:

Fiscal 2026
Summary Compensation Table Total for non-PEO NEOs	$1,454,512
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in Summary Compensation Table Total for the covered fiscal year	$(998,983)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	1,088,661
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(166,747)
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(50,947)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—
Add: Change in incremental fair value of awards modified during the covered fiscal year	—
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the Summary Compensation Table Total for the covered fiscal year	—
Compensation “Actually Paid” to non-PEO NEOs	$1,326,496

(5)
Total Shareholder Return, or TSR, reflects the cumulative return of a $100 investment from the beginning of fiscal 2022 through the end of each of the fiscal years in the table, calculated in accordance with Item 201(e) of Regulation S-K.

(6)	The index used for this purpose is the S&P Composite 1500 Life Sciences Tools & Services Industry Index.
(7)
Reported in thousands. Reflects Net Income as reported in the Company’s Consolidated Statements of Operations and Comprehensive Income included in the Company’s annual report on Form 10-K for the applicable fiscal year.

(8)
Reported in thousands. Adjusted EBITDA is a non-GAAP measure. Refer to Appendix A of this proxy statement for our definition of Adjusted EBITDA and a reconciliation of Adjusted EBITDA to the most directly comparable U.S. GAAP measure.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	Reflects compensation for Lee D. Rudow, our former CEO, for the applicable fiscal year as reported in the Summary Compensation Table for the applicable year.
(3)
Reflects the average compensation for the non-PEO NEOs in each applicable fiscal year based on compensation amounts reported in the Summary Compensation Table for the applicable fiscal year. The following table shows the executives who are included as non-PEO NEOs.

Executive	2022	2023	2024	2025	2026
Thomas L. Barbato		X	X	X	X
Theresa A. Conroy		X	X	X	X
Michael J. Haddad				X	X
Michael W. West				X	X
Mark A. Doheny	X	X	X
James M. Jenkins	X	X	X

Peer Group Issuers, Footnote
(6)	The index used for this purpose is the S&P Composite 1500 Life Sciences Tools & Services Industry Index.

PEO Total Compensation Amount	$ 5,862,200	$ 1,815,360	$ 2,440,460	$ 1,444,134	$ 1,353,485
PEO Actually Paid Compensation Amount	$ 4,736,089	103,862	2,206,568	1,422,311	1,512,100
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid,” or CAP, to the PEO in the applicable fiscal year, as computed in accordance with the SEC’s pay versus performance disclosure rules. The dollar amounts do not necessarily reflect the actual amount of compensation earned by or paid to the PEO during the applicable fiscal year. The following table provides additional information as to the amounts deducted from and added to the Summary Compensation Table Total for the PEO pursuant to the SEC’s rules to determine CAP to the PEO:

Fiscal 2026
Summary Compensation Table Total for PEO	$5,862,200
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in Summary Compensation Table Total for the covered fiscal year	$(4,613,932)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	3,891,504
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(435,080)
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	297,190
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(265,793)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—
Add: Change in incremental fair value of awards modified during the covered fiscal year	—
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the Summary Compensation Table Total for the covered fiscal year	—
Compensation “Actually Paid” to PEO	$4,736,089

Non-PEO NEO Average Total Compensation Amount	$ 1,454,512	668,872	838,329	603,803	597,959
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,326,496	225,781	826,706	600,973	498,629
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in this column represent the average amount of CAP to the non-PEO NEOs in the applicable fiscal year, as computed in accordance with the SEC’s pay versus performance disclosure rules. The dollar amounts do not necessarily reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs during the applicable fiscal year. The following table provides additional information as to the amounts deducted from and added to the Average Summary Compensation Table Total for non-PEO NEOs pursuant to the SEC’s rules to determine Average CAP to non-PEO NEOs:

Fiscal 2026
Summary Compensation Table Total for non-PEO NEOs	$1,454,512
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in Summary Compensation Table Total for the covered fiscal year	$(998,983)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	1,088,661
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(166,747)
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(50,947)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—
Add: Change in incremental fair value of awards modified during the covered fiscal year	—
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the Summary Compensation Table Total for the covered fiscal year	—
Compensation “Actually Paid” to non-PEO NEOs	$1,326,496

Compensation Actually Paid vs. Total Shareholder Return
CAP and TSR
As demonstrated by the following table, with the exception of fiscal 2026, the amount of compensation actually paid to the PEO and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding the PEO) is generally aligned with the Company’s cumulative TSR. In fiscal 2026, the Company entered into the Transition Agreement, which was designed to facilitate a smooth transition of the duties of CEO and President to a successor in advance of Mr. Rudow’s retirement. Of the target fiscal 2026 compensation under the Transition Agreement, approximately 80% is at-risk and performance-based, consistent with the Company’s compensation philosophy of aligning the interests of its officers with those of its shareholders. The table also compares the Company’s cumulative TSR to the TSR of the S&P Composite 1500 Life Sciences Tools & Services Industry Index. The alignment of CAP with the Company’s cumulative TSR over the period presented is because a significant portion of the compensation actually paid to our NEOs is comprised of equity awards. As described in more detail in the section “Compensation Discussion and Analysis – Elements of Executive Compensation,” the Company’s executive compensation program is primarily performance-based, for both short-term incentives (annual cash bonuses) and long-term incentives (equity awards).

Compensation Actually Paid vs. Net Income
CAP and Net Income
As demonstrated by the following table, the amount of compensation actually paid to the PEO and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding the PEO) is aligned with the Company’s net income from fiscal 2022 to 2024. During fiscal 2025, while net income increased over fiscal 2024, compensation actually paid decreased primarily due to the significant decrease in the Company’s stock price. In fiscal 2026, net income decreased because of higher relative costs related to acquisitions, the CEO transition, and continued investments in technology, while PEO CAP increased for the reasons described above under CAP and TSR.

Compensation Actually Paid vs. Company Selected Measure
CAP and Adjusted EBITDA
As demonstrated by the following table, the amount of compensation actually paid to the PEO and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding the PEO) is aligned with the Company’s Adjusted EBITDA. As described in more detail in the section “Compensation Discussion and Analysis – Elements of Executive Compensation,” the Company uses Adjusted EBITDA as one of the base corporate objectives to determine performance-based cash incentive compensation and equity award vesting. Refer to Appendix A of this proxy statement for our definition of Adjusted EBITDA and a reconciliation of Adjusted EBITDA to the most directly comparable U.S. GAAP measure. However, in fiscal 2025, although Adjusted EBITDA increased over prior years, compensation actually paid to the PEO and NEOs decreased primarily due to the significant decrease in the Company’s stock price.

Total Shareholder Return Vs Peer Group
CAP and TSR
As demonstrated by the following table, with the exception of fiscal 2026, the amount of compensation actually paid to the PEO and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding the PEO) is generally aligned with the Company’s cumulative TSR. In fiscal 2026, the Company entered into the Transition Agreement, which was designed to facilitate a smooth transition of the duties of CEO and President to a successor in advance of Mr. Rudow’s retirement. Of the target fiscal 2026 compensation under the Transition Agreement, approximately 80% is at-risk and performance-based, consistent with the Company’s compensation philosophy of aligning the interests of its officers with those of its shareholders. The table also compares the Company’s cumulative TSR to the TSR of the S&P Composite 1500 Life Sciences Tools & Services Industry Index. The alignment of CAP with the Company’s cumulative TSR over the period presented is because a significant portion of the compensation actually paid to our NEOs is comprised of equity awards. As described in more detail in the section “Compensation Discussion and Analysis – Elements of Executive Compensation,” the Company’s executive compensation program is primarily performance-based, for both short-term incentives (annual cash bonuses) and long-term incentives (equity awards).

Tabular List, Table
Financial Performance Measures
As discussed in the CD&A, our executive compensation program and compensation decisions reflect the guiding principle of aligning long-term performance with shareholder interests. The metrics used within our incentive plans are selected to support these objectives. The following lists the most important financial performance measures used by the Company during the most recently completed fiscal year. These measures are not listed in order of importance.
•	Adjusted EBITDA
•	Service Segment Gross Profit
Non-Financial Performance Measure
As discussed in the CD&A, the Board’s assessment of corporate performance was also considered in setting pay-for-performance compensation for fiscal 2026.

Total Shareholder Return Amount	$ 149.65	151.69	227.04	182.13	165.32
Peer Group Total Shareholder Return Amount	85.97	87.72	109.58	105.15	117.53
Net Income (Loss)	$ 5,376,000	$ 14,515,000	$ 13,647,000	$ 10,688,000	$ 11,380,000
Company Selected Measure Amount	48,739,000	39,733,000	38,613,000	30,421,000	26,307,000
PEO Name	Lee D. Rudow	Lee D. Rudow	Lee D. Rudow	Lee D. Rudow	Lee D. Rudow
Additional 402(v) Disclosure	In accordance with Item 402(v) of Regulation S-K, the Company is providing the following graphs with respect to the relationships between information presented in the Pay Versus Performance table.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(8)
Reported in thousands. Adjusted EBITDA is a non-GAAP measure. Refer to Appendix A of this proxy statement for our definition of Adjusted EBITDA and a reconciliation of Adjusted EBITDA to the most directly comparable U.S. GAAP measure.

Measure:: 2
Pay vs Performance Disclosure
Name	Service Segment Gross Profit
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,613,932)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,891,504
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(435,080)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	297,190
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(265,793)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Incremental Fair Value of Awards Modified During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(998,983)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,088,661
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(166,747)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(50,947)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Incremental Fair Value of Awards Modified During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0